RELATED PARTY TRANSACTIONS - Detail of loans to and borrowings (Details) ₫ in Millions	6 Months Ended
	Jun. 30, 2025 VND (₫)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 VND (₫)
Short-term borrowings | Vingroup JSC
RELATED PARTY TRANSACTIONS
Other current liabilities		$ 2,830,529,259
Short-term borrowings | Vingroup JSC | Minimum
RELATED PARTY TRANSACTIONS
Interest rate per annum	4.90%
Related party
RELATED PARTY TRANSACTIONS
Other current liabilities	₫ 81,894,753	3,268,990,620	₫ 64,251,391
Other non-current liabilities	32,586,172	1,300,741,338	42,095,740
Related party | Short-term payables to and borrowings from related parties
RELATED PARTY TRANSACTIONS
Other current liabilities	81,894,753	3,268,990,620	64,251,391
Related party | Short-term borrowings
RELATED PARTY TRANSACTIONS
Other current liabilities	70,965,234	2,832,717,308	54,881,090
Related party | Short-term borrowings | Vingroup JSC
RELATED PARTY TRANSACTIONS
Other current liabilities	₫ 70,910,419	2,830,529,259	54,840,302
Related party | Short-term borrowings | Vingroup JSC | Maximum
RELATED PARTY TRANSACTIONS
Interest rate per annum	12.00%
Related party | Short-term borrowings | Vinpearl JSC
RELATED PARTY TRANSACTIONS
Other current liabilities	₫ 54,815	2,188,049	40,788
Interest rate per annum	7.00%
Related party | Long-term payables to related parties
RELATED PARTY TRANSACTIONS
Other non-current liabilities	₫ 32,586,172	1,300,741,338	42,095,740
Related party | Long-term borrowings
RELATED PARTY TRANSACTIONS
Other non-current liabilities	13,981,734	558,108,494	23,953,281
Related party | Long-term borrowings | Vingroup JSC
RELATED PARTY TRANSACTIONS
Other non-current liabilities	₫ 13,981,734	$ 558,108,494	₫ 23,953,281
Related party | Long-term borrowings | Vingroup JSC | Maximum
RELATED PARTY TRANSACTIONS
Interest rate per annum	15.00%
Related party | Long-term borrowings | Vingroup JSC | Minimum
RELATED PARTY TRANSACTIONS
Interest rate per annum	11.00%